Summary of Significant Accounting Policies: Equipment (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Equipment	Equipment

Equipment

Equipment are stated at cost less accumulated depreciation and depreciated over their estimated useful lives at the following rate and method.

Furniture and fixtures Computer equipment	3 year straight line 3 year straight line

Routine repairs and maintenance are expensed as incurred.  Improvements, that are betterments, are capitalized at cost. The Company applies a half year rule in the year of acquisition.